Severance Indemnities And Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Components Of Net Periodic Costs Of Pension Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,713	¥39,709	¥38,840	¥6,092	¥909	¥6,328	¥968	¥8,098	¥1,114
Interest costs on projected benefit obligation	33,184	31,509	26,648	10,900	1,335	10,649	1,192	10,716	1,135
Expected return on plan assets	(56,105)	(55,336)	(48,106)	(16,220)	(1,086)	(14,216)	(1,106)	(14,169)	(1,030)
Amortization of net actuarial loss	15,600	29,424	42,496	1,386	516	6,221	514	8,030	715
Amortization of prior service cost	(10,576)	(11,534)	(12,309)	51	(61)	35	(57)	54	(59)
Amortization of net obligation at transition	—	—	—	—	115	—	105	—	105
Loss on settlements and curtailment	3,706	4,378	2,600	—	—	40	—	95	(3)

Net periodic benefit cost	¥25,522	¥38,150	¥50,169	¥2,209	¥1,728	¥9,057	¥1,616	¥12,824	¥1,977

Weighted-Average Assumptions Used In Computing The Present Value Of The Projected Benefit Obligations And The Net Periodic Benefit Cost [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	2.05%	1.91%	1.55%	6.10%	6.04%	5.67%	5.36%	4.73%	4.70%
Discount rates in determining benefit obligation	1.91	1.55	1.25	5.67	5.36	4.73	4.70	4.25	4.01
Rates of increase in future compensation level for determining expense	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.31	3.07	4.67	—	4.60	—	4.58	—
Expected rates of return on plan assets	2.98	3.11	2.78	7.49	8.00	7.49	8.00	6.92	7.50

Assumed Health Care Cost Trend Rates And The Effect Of A One-Percentage-Point Change In The Assumed Health Care Cost Trend Rate For Foreign Offices And Subsidiaries [Table Text Block]

	UNBC		Other than UNBC
	2012(1)	2013(1)	2012(1)	2013(1)
Initial trend rate	8.90%	8.31%	7.50%	7.50%
Ultimate trend rate	5.00%	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2018	2021	2018	2017

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥359	¥(292)	¥79	¥(59)
Effect on postretirement benefit obligation	3,073	(2,584)	1,372	(1,046)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2011 and 2012, respectively.

Changes In Benefit Obligations And Plan Assets And Amount Recognized In The Balance Sheets [Table Text Block]

	Domestic subsidiaries						Foreign offices and subsidiaries
	2012			2013			2012		2013
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,328,152	¥381,457		¥1,383,933	¥389,264		¥195,080	¥23,653	¥225,361	¥24,701
Service cost	33,605	6,104		34,182	4,658		6,328	968	8,098	1,114
Interest cost	24,394	7,115		20,510	6,138		10,649	1,192	10,716	1,135
Plan participants’ contributions	—	726		—	—		13	420	14	450
Acquisitions/ Divestitures	(268)	—		8	—		—	—	—	—
Amendments	(27,159)	—		—	—		98	—	302	—
Actuarial loss	86,204	26,491		65,369	15,583		30,020	958	23,154	975
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Lump-sum payment	(15,613)	—		(15,445)	—		(754)	—	(440)	—
Translation adjustments and other	18,586 (1)	(18,586	)(1)	—	—		(9,228)	(835)	29,180	3,300

Benefit obligation at end of fiscal year	1,383,933	389,264		1,433,161	404,427		225,361	24,701	283,224	30,002

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,348,510	451,373		1,317,074	433,710		190,130	14,043	182,791	13,370
Actual return (loss) on plan assets	(18,132)	1,574		174,467	64,893		4,528	78	24,787	1,866
Employer contributions	28,135	16,645		26,314	15,635		2,835	1,128	14,807	1,144
Acquisitions/ Divestitures	(36)	—		(53)	—		—	—	—	—
Plan participants’ contributions	—	726		—	—		13	420	14	450
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Translation adjustments and other	22,565 (1)	(22,565	)(1)	—	(44,851	)(2)	(7,870)	(644)	23,843	3,028

Fair value of plan assets at end of fiscal year	1,317,074	433,710		1,462,406	458,171		182,791	13,370	233,081	18,185

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥17,969	¥44,446		¥60,279	¥53,744		¥3,175	¥—	¥3,850	¥—
Accrued benefit cost	(84,828)	—		(31,034)	—		(45,745)	(11,331)	(53,993)	(11,817)

Net amount recognized	¥(66,859)	¥44,446		¥29,245	¥53,744		¥(42,570)	¥(11,331)	¥(50,143)	¥(11,817)

Notes:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.
(2)	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees’ pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Aggregated accumulated benefit obligations	¥1,747,624	¥1,808,001	¥209,145	¥262,200

Projected Benefit Obligations, Accumulated Benefit Obligations, And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Projected benefit obligations	¥1,332,424	¥96,622	¥209,930	¥264,204
Accumulated benefit obligations	1,308,177	89,166	193,899	243,268
Fair value of plan assets	1,247,873	65,601	164,314	210,793

Pension Liability Recognized In Accumulated Other Comprehensive Income [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥644,335	¥488,936	¥85,384	¥7,982	¥98,654	¥8,314
Prior service cost	(58,889)	(46,580)	127	(148)	386	(100)
Net obligation at transition	—	—	—	102	—	—

Gross pension liability adjustments	585,446	442,356	85,511	7,936	99,040	8,214
Taxes	(235,331)	(183,884)	(33,581)	(3,126)	(38,585)	(3,212)

Net pension liability adjustments	¥350,115	¥258,472	¥51,930	¥4,810	¥60,455	¥5,002

Changes In Benefit Obligations Recognized In Accumulated Other Comprehensive Income [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥184,611	¥(110,303)	¥40,553	¥2,093	¥11,326	¥141
Prior service cost arising during the year	(27,159)	—	(3)	(29)	270	—
Losses (gains) due to amortization:
Net actuarial loss	(29,424)	(42,496)	(6,221)	(514)	(8,030)	(715)
Prior service cost	11,534	12,309	(35)	57	(54)	59
Net obligation at transition	—	—	—	(105)	—	(105)
Curtailment and settlement	(4,378)	(2,600)	(40)	—	(95)	3
Foreign currency translation adjustments	—	—	(3,342)	(339)	10,112	895

Total changes in Accumulated other comprehensive income (loss)	¥135,184	¥(143,090)	¥30,912	¥1,163	¥13,529	¥278

Expected Amounts That Will Be Amortized From Accumulated Other Comprehensive Income In Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥24,986	¥10,244	¥610
Prior service cost	(11,793)	40	(59)

Total	¥13,193	¥10,284	¥551

Weighted-Average Target Asset Allocation Of Plan Assets For Pension Benefits And Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.8%	0.2%	—%
Japanese debt securities	40.0	—	—
Non-Japanese equity securities	11.8	56.6	70.0
Non-Japanese debt securities	4.8	30.5	30.0
Real estate	—	9.5	—
Short-term assets	5.6	3.2	—

Total	100.0%	100.0%	100.0%

Estimated Contributions To Plan Assets In Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥42.4 billion
For the pension benefits of foreign offices and subsidiaries	36.1 billion
For the other benefits of foreign offices and subsidiaries	1.8 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2014	¥76,676	¥8,418	¥1,470
2015	79,121	9,236	1,548
2016	80,703	9,878	1,631
2017	81,475	10,605	1,725
2018	82,010	11,569	1,826
Thereafter (2019-2023)	406,746	73,374	10,408

Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments [Table Text Block]

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

At March 31, 2013	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥76,763	¥—	¥—	¥76,763	¥—	¥—	¥—	¥—
Non-Japanese government bonds	13,898	2,761	—	16,659	—	7,600	—	7,600
Other debt securities(1)	151	18,517	6,134	24,802	—	33,315	—	33,315
Japanese marketable equity securities(2)	661,832	148	—	661,980	—	—	—	—
Non-Japanese marketable equity securities	19,386	207	—	19,593	13,720	—	—	13,720
Japanese pooled funds:
Japanese marketable equity securities(2)	—	46,175	—	46,175	—	—	—	—
Japanese debt securities(1)	—	403,006	—	403,006	—	—	—	—
Non-Japanese marketable equity securities	—	190,367	—	190,367	—	—	—	—
Non-Japanese debt securities	—	65,087	6,846	71,933	—	—	—	—
Other	—	17,623	—	17,623	—	—	—	—

Total pooled funds	—	722,258	6,846	729,104	—	—	—	—

Other investment funds	—	98,520	48,631	147,151	91,582	65,068	14,486	171,136	(4)
Japanese general account of life insurance companies(3)	—	163,503	—	163,503	—	—	—	—
Other investments	1,636	79,386	—	81,022	839	4,488	1,983	7,310

Total	¥773,666	¥1,085,300	¥61,611	¥1,920,577	¥106,141	¥110,471	¥16,469	¥233,081

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,152 million (0.29% of plan assets) and ¥6,864 million (0.32% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2011 to March 31, 2012 and 1.17% from April 1, 2012 to March 31, 2013.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.

Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments [Table Text Block]

	Foreign offices and subsidiaries
	March 31, 2012				March 31, 2013
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥—	¥—	¥—	¥—	¥3,619	¥—	¥3,619
Other investment funds(1)	7,491	5,879	—	13,370	8,901	—	—	8,901
Other investments	—	—	—	—	—	5,665	—	5,665

Total	¥7,491	¥5,879	¥—	¥13,370	¥8,901	¥9,284	¥—	¥18,185

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626

	Domestic subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other debt securities	¥5,995	¥18	¥409	¥(248)	¥—	¥(40)	¥6,134
Non-Japanese marketable equity securities	87	30	—	(117)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,807	—	1,042	(3)	—	—	6,846
Other	2,501	—	—	—	—	(2,501)	—

Total pooled funds	8,308	—	1,042	(3)	—	(2,501)	6,846

Other investment funds	41,097	(389)	3,997	(4,503)	8,429	—	48,631

Total	¥55,487	¥(341)	¥5,448	¥(4,871)	¥8,429	¥(2,541)	¥61,611

	Foreign offices and subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other investment funds	¥12,282	¥—	¥1,075	¥1,129	¥—	¥—	¥14,486
Other investments	344	—	1,208	431	—	—	1,983

Total	¥12,626	¥—	¥2,283	¥1,560	¥—	¥—	¥16,469